INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Components of tax expense

	For the year ended December 31,
	2018	2017	2016
Tax expense:
Current tax expense	(23,324)	(14,053)	(15,057)
Deferred tax gain (1)	7,456	5,972	730
TOTAL INCOME TAX EXPENSE	(15,868)	(8,081)	(14,327)

(1)	As of December 31, 2017, includes 1,004 of deferred tax gain related to changes in tax rates.

Reconciliation of the statutory tax rate to the effective tax rate

	For the year ended December 31,
	2018	2017	2016
Profit before income tax	67,464	38,544	50,189
Tax rate (note 3.7.1.1)	30%	35%	35%
Income tax expense	(20,239)	(13,490)	(17,566)

Permanent differences
Argentine Software Promotion Regime (note 3.7.1.1)	6,844	3,541	7,189
Effect of different tax rates of subsidiaries operating in countries other than Argentina	4,352	2,019	1,069
Non-deductible expenses	1,130	1,187	2,301
Tax loss carry forward not recognized	(1,462)	(374)	(878)
Exchange difference	(8,777)	(860)	(6,593)
Other	2,284	(104)	151
INCOME TAX EXPENSE RECOGNIZED IN PROFIT AND LOSS	(15,868)	(8,081)	(14,327)

Deferred tax assets

	As of December 31,
	2018	2017
Share-based compensation plan	4,731	5,772
Provision for vacation and bonus	6,624	1,309
Intercompany trade payables	2,207	3,126
Property and equipment	716	756
Goodwill	(1,005)	(479)
Contingencies	546	—
Others	1,236	297
Loss carryforward (1)	1,861	2,405
TOTAL DEFERRED TAX ASSETS	16,916	13,186

(1)	As of December 31, 2018 and 2017, the detail of the loss carryforward is as follows:

	2018		2017
Company	Loss carryforward	Expiration date	Loss carryforward	Expiration date
Globant S.A.	547	does not expire	737	does not expire
Dynaflows S.A.	96	2020	80	2020
Globant Brasil Consultoría Ltda. (2)	887	does not expire	1,219	does not expire
We Are London Limited	116	does not expire	253	does not expire
Sistemas UK Limited	215	does not expire	116	does not expire
	1,861		2,405

(2)	The amount of the carryforward that can be utilized for Globant Brasil Consultoría Ltda. is limited to 30% of taxable income in each carryforward year.

The roll forward of the deferred tax assets/(liabilities) presented in the consolidated financial position is as follows:

2018	Opening	Recognised in	Recognised in	Recognised	Acquisitions/	Closing
	balance	profit or loss (*)	other comprehensive	directly in equity	disposals	balance
Deferred tax assets/(liabilities) in relation to:
Share-based compensation plan	5,772	915	—	2,367	(4,323)	4,731
Provision for vacation and bonus	1,309	5,315	—	—	—	6,624
Intercompany trade payables	3,126	(919)	—	—	—	2,207
Property and equipment	756	(40)	—	—	—	716
Goodwill	(479)	(526)	—	—	—	(1,005)
Contingencies	—	546	—	—	—	546
Others	297	939	—	—	—	1,236
Subtotal	10,781	6,230	—	2,367	(4,323)	15,055
Loss carryforward	2,405	321	(165)	—	(700)	1,861
TOTAL	13,186	6,551	(165)	2,367	(5,023)	16,916

(*) Includes foreign exchange loss of 905.

2017	Opening	Recognised in	Recognised in	Recognised	Acquisitions/	Closing
	balance	profit or loss	other comprehensive	directly in equity	disposals	balance
Deferred tax assets/(liabilities) in relation to:
Share-based compensation plan	4,919	1,026	—	1,400	(1,573)	5,772
Provision for vacation and bonus	1,339	(30)	—	—	—	1,309
Intercompany trade payables	—	3,126	—	—	—	3,126
Property and equipment	(298)	1,054	—	—	—	756
Goodwill	(169)	(310)	—	—	—	(479)
Contingencies	31	(31)	—	—	—	—
Others	130	167	—	—	—	297
Subtotal	5,952	5,002	—	1,400	(1,573)	10,781
Loss carryforward	1,739	970	—	—	(304)	2,405
TOTAL	7,691	5,972	—	1,400	(1,877)	13,186